Description of Plan (Details) - EBP025 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) loan
Description of Plan [Line Items]
Minimum amount of account balance that may not be deferred and are subject to automotic rollover/cash out	$ 1,000
Maximum amount of account balance that may not be deferred and are subject to automotic rollover/cash out	7,000
Amount of account balance that may not be deferred and may be subject to potential rollover/cash out	$ 7,000
Automatic annual increase increment, Option 1	1.00%
Automatic annual increase increments, Option 2	2.00%
Automatic annual increase increments, Option 3	3.00%
Employer contribution matching percentage	100.00%
Discretionary contribution amount	$ 0
Number of active loans | loan	1
Maximum percentage of account balance participant may borrow	50.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Employer Common Stock Fund [Member]
Description of Plan [Line Items]
Maximum percentage of employee contributions to single investment	20.00%
Berkshire Hathaway Stock Fund [Member]
Description of Plan [Line Items]
Maximum percentage of employee contributions to single investment	25.00%
Maximum percentage of employer contribution to single investment	25.00%
Maximum percentage of total account balance in single investment	25.00%
Certain hourly and part-time employees [Member]
Description of Plan [Line Items]
Employer contribution participant compensation matched percentage	1.00%
Union employee [Member]
Description of Plan [Line Items]
Employer contribution participant compensation matched percentage	3.00%
Non-union employee [Member]
Description of Plan [Line Items]
Employer contribution participant compensation matched percentage	1.00%